SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment

Years
Furniture, test or manufacturing equipment	5
Computers and software	2 - 3
Buildings	20
Automobiles	5
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Schedule of changes in AOCI, including the amounts reclassified to income

Foreign currency translation, net of tax
(in thousands)
Balance at December 31, 2011	$82,893
Gain (Loss) recorded in other comprehensive income	(3,272)
Less: Gain (loss) reclassified from AOCI to income	—

Balance at December 31, 2012	79,621

Gain (Loss) recorded in other comprehensive income	(6,671)
Less: Gain (loss) reclassified from AOCI to income	(7,088)

Balance at December 31, 2013	$65,862

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Anti-dilutive stock options and awards/units outstanding(2)	1,734	2,002	—

Total(1)	1,734	2,002	—

Schedule of calculation of dilutive shares used in calculation of diluted earnings per share

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Shares used in computation of basic earnings per share(2)	39,127	48,513	51,491
Total dilutive effect of outstanding stock awards(1)	—	—	150

Shares used in computation of diluted earnings per share(2)	39,217	48,513	51,641

(1)
Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

(2)
Authorized share capital of the Company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The shares used in computation of basic earnings per share and diluted earnings per share for 2012 and 2011 have been adjusted retroactively to reflect the one for three reverse share split.